Segment Information - Summary of Operating Segments (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of operating segments [line items]
Sales revenues	¥ 31,379,507	¥ 27,214,594	¥ 29,866,547
Operating expenses	28,383,811	25,016,845	27,467,315
Operating income	2,995,697	2,197,748	2,399,232
Total assets	67,688,771	62,267,140	53,972,363
Investments accounted for using the equity method	4,837,895	4,160,803	4,297,564
Depreciation and amortization	1,821,880	1,644,290	1,595,347
Capital expenditures	3,611,587	3,609,699	3,582,448
Automotive [Member]
Disclosure of operating segments [line items]
Sales revenues	28,605,738	24,651,552	26,799,743
Operating expenses	26,321,448	23,044,391	24,786,609
Operating income	2,284,290	1,607,161	2,013,134
Total assets	24,341,737	21,412,034	19,450,102
Investments accounted for using the equity method	4,354,085	3,698,990	3,810,310
Depreciation and amortization	1,026,834	893,704	821,958
Capital expenditures	1,422,429	1,341,032	1,437,932
Financial services [Member]
Disclosure of operating segments [line items]
Sales revenues	2,324,026	2,162,237	2,193,170
Operating expenses	1,667,025	1,666,645	1,909,429
Operating income	657,001	495,593	283,742
Total assets	31,681,472	28,275,239	25,390,541
Investments accounted for using the equity method	79,414	71,336	65,471
Depreciation and amortization	761,801	715,757	739,484
Capital expenditures	2,156,339	2,151,455	2,061,334
All other [Member]
Disclosure of operating segments [line items]
Sales revenues	1,129,876	1,052,365	1,504,920
Operating expenses	1,087,575	967,015	1,401,564
Operating income	42,302	85,350	103,356
Total assets	3,091,011	2,720,720	2,119,951
Investments accounted for using the equity method	258,750	248,814	283,355
Depreciation and amortization	33,245	34,829	33,905
Capital expenditures	51,200	76,370	68,363
Inter-segment Elimination/Unallocated Amount [Member]
Disclosure of operating segments [line items]
Sales revenues	(680,133)	(651,560)	(631,286)
Operating expenses	(692,237)	(661,205)	(630,287)
Operating income	12,104	9,645	(999)
Total assets	8,574,551	9,859,147	7,011,769
Investments accounted for using the equity method	145,646	141,664	138,428
Capital expenditures	(18,381)	40,843	14,818
Revenues from external customers [Member]
Disclosure of operating segments [line items]
Sales revenues	31,379,507	27,214,594	29,866,547
Revenues from external customers [Member] | Automotive [Member]
Disclosure of operating segments [line items]
Sales revenues	28,531,993	24,597,846	26,770,379
Revenues from external customers [Member] | Financial services [Member]
Disclosure of operating segments [line items]
Sales revenues	2,306,079	2,137,195	2,172,854
Revenues from external customers [Member] | All other [Member]
Disclosure of operating segments [line items]
Sales revenues	541,436	479,553	923,314
Inter-segment revenues and transfers [Member] | Automotive [Member]
Disclosure of operating segments [line items]
Sales revenues	73,745	53,706	29,364
Inter-segment revenues and transfers [Member] | Financial services [Member]
Disclosure of operating segments [line items]
Sales revenues	17,947	25,042	20,316
Inter-segment revenues and transfers [Member] | All other [Member]
Disclosure of operating segments [line items]
Sales revenues	588,441	572,812	581,606
Inter-segment revenues and transfers [Member] | Inter-segment Elimination/Unallocated Amount [Member]
Disclosure of operating segments [line items]
Sales revenues	¥ (680,133)	¥ (651,560)	¥ (631,286)